Summary of significant accounting policies - Deferred offering costs, foreign currency remeasurement (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 24, 2020
Summary of significant accounting policies
Deferred offering costs	$ 0		$ 0		$ 2,300	$ 0	$ 7,300
Foreign currency transaction loss	$ 154	$ 861	$ 471	$ 1,311	$ 1,252	$ 418